Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash Flows From Operating Activities:
Net (loss) income	$ (12,620,130)	$ 3,649,333	$ 3,695,190
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expenses	346,817	127,987	67,767
Amortization of operating lease right of use assets	620,638	582,591	386,374
Provision for doubtful accounts	7,785,457	630,729	123,686
Deferred income tax expenses	(2,115,834)	325,281	65,871
Deemed dividends from disposal of a subsidiary		113,117
Investment income on short-term investments	(768,454)	(777,758)	(529,735)
Gain (loss) from equity method investments	(580,816)	4,320
Share-based compensation	9,522,187
Changes in operating assets and liabilities:
Accounts receivable, net	(20,342,706)	(6,776,664)	(1,590,769)
Accounts receivable, net – related party	(99,142)		1,039,612
Notes receivable	(68,036)
Prepayments	(3,173,054)	(220,547)	(641,000)
Prepayments – related party	3,345	2,992	(304,720)
Inventories	(893,290)	1,129,854	(1,431,776)
Deferred contract costs	(7,789,043)	(2,460,723)	(80,123)
Due from related parties	230,847	(387,673)	302,522
Prepaid expenses and other current assets, net	(3,502,378)	(697,474)	227,015
Long-term deposits	243,445	(47,246)	(157,064)
Other non-current assets	(31,672)
Accounts and notes payable	15,761,060	6,657,056	895,977
Accounts and notes payable – related parties			(331,394)
Advance from customers	695,917	(935,942)	2,208,792
Advance from customers – related parties	(1,427,526)	1,656,824	(92,954)
Income tax payable	410,954	20,942
Deferred revenue	788,093	122,099	59,226
Deferred revenue – related party	(114,499)	169,264	(535,263)
Operating lease liabilities	(722,581)	(599,290)	(366,605)
Accrued expenses and other liabilities	18,179	2,540,968	1,315,468
Net cash provided by (used in) operating activities	(17,822,222)	4,830,040	4,326,097
Cash Flows From Investing Activities
Acquisition of property, plant and equipment	(544,336)	(249,592)	(195,585)
Capitalization of software development cost	(1,467,219)	(540,080)
Acquisition of long-term investments	(25,938,275)	(740,702)
Purchases of short-term investments	(172,619,138)	(281,980,074)	(103,983,751)
Redemption of short-term investments	173,026,814	293,337,203	96,426,652
Business combinations, net of cash acquired	25,018
Net cash provided by (used in) investing activities	(27,517,136)	9,826,755	(7,752,684)
Cash Flows From Financing Activities:
Deposits received from a Series C preferred shareholder		11,325,712
Return of deposits received from a Series C preferred shareholder	(11,820,145)
Payment of deferred offering costs		(97,501)
Contribution from the non-controlling shareholders		303,284	465,342
Proceeds from issuance of Series B and Series B+ convertible redeemable preferred shares		28,028,845
Issuance cost in connection with issuance of Series B and Series B+ convertible redeemable preferred shares		(303,402)
Proceeds from issuance of Series C convertible redeemable preferred shares	11,807,305
Loans from related parties	15,049,091	78,730	4,983
Repayment to a related party	(2,071,373)
Proceeds from short-term borrowing	154,909
Net cash provided by financing activities	13,119,787	39,335,668	470,325
Effect of exchange rate changes on cash, cash equivalents and restricted cash	38,777	2,152,149	(105,673)
Net increase (decrease) in cash, cash equivalents and restricted cash	(32,180,794)	56,144,612	(3,061,935)
Cash, cash equivalents and restricted cash at beginning of the year	57,160,241	1,015,629	4,077,564
Cash, cash equivalents and restricted cash at end of the year	24,979,447	57,160,241	1,015,629
Supplemental Cash Flow Information
Cash paid for interest expense	417,272	78,252
Cash paid for income tax	52,834	812,026	29,114
Non-cash Operating, Investing and Financing activities
Operating lease right of use assets obtained in exchange for operating lease liabilities	738,894	952,961	130,400
Remeasurement of operating lease liabilities and right of use assets due to lease modification	1,086
Accretion of convertible redeemable preferred shares	3,865,430	3,029,529	1,796,987
Receivables from related parties settled with payables to related parties	240,109
Deemed dividends to convertible redeemable preferred shareholders		2,084,786
Contribution from preferred shareholders in connection with modification of interest rate in the event of redemption		101,948
Issuance of shares in exchange for acquisition of equity interest in controlling subsidiaries		3,331,813
Investment in an equity investee through borrowing from a related party		378,279
Cash and cash equivalents	16,603,102	48,295,085	831,397
Restricted cash	8,376,345	8,865,156	184,232
Total cash, cash equivalents and restricted cash at end of the year	$ 24,979,447	$ 57,160,241	$ 1,015,629